Schedule of Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate			$ (3,288,865)	$ (11,678,252)
Income tax benefit at federal statutory rate, percentage			21.00%	21.00%
State and local income taxes net of federal tax benefit			$ (83,610)	$ (267,103)
State and local income taxes net of federal tax benefit, percentage			0.50%	0.50%
Rate differentials				$ (4,020)
Rate differentials, percentage			0.00%	0.00%
Meals and entertainment, non-deductible expenses and tax-exempt income			$ (44,073)	$ (72,503)
Meals and entertainment, non-deductible expenses and tax-exempt income, percentage			(0.10%)	(0.10%)
Meals and entertainment, non-deductible expenses and tax-exempt income			$ 44,073	$ 72,503
Incentive stock option expense			$ 61,851	$ 59,055
Incentive stock option expense, percentage			(0.10%)	(0.10%)
Nondeductible goodwill impairment			$ 167,130	$ 4,551,259
Nondeductible goodwill impairment, percentage			(8.20%)	(8.20%)
Nondeductible commitment fee				$ 4,893,253
Nondeductible commitment fee, percentage			(8.80%)	(8.80%)
PPP loan forgiveness income
PPP loan forgiveness income, percentage			0.00%	0.00%
NQO Cancellations			$ 680,002
NQO Cancellations, percentage			0.00%	0.00%
Financial Statement True Up			$ (5,919)
Financial Statement True Up, percentage			0.00%	0.00%
Change in provision for uncertain tax positions				$ 1,177
Provision for income tax expenses (benefit), percentage	0.50%	0.00%	0.00%	0.00%
Change in valuation allowance			$ 2,524,850	$ 2,376,299
Change in valuation allowance, percentage			(4.30%)	(4.30%)
Provision for income tax expenses (benefit)	$ 30,741		$ 11,366	$ 4,171